CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Assets [Abstract]
Leasing equipment, net of accumulated depreciation of ($3,290,948) and $3,595,069	$ 6,426,875	$ 7,275,964
Net investment in sales-type leases	1,314,370	1,680,588
Equipment held for sale	161,534	164,785
Revenue earning assets	7,902,779	9,121,337
Cash and cash equivalents	35,203	40,323
Restricted cash	93,255	106,984
Accounts receivable, net of allowances of $2,346 and $2,504	186,930	201,064
Goodwill	236,665	236,665
Other assets	52,004	51,586
Fair value of derivative instruments	104,105	56,461
Total assets	8,610,941	9,814,420
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	140,436	3,353
Fair value of derivative instruments	0	2,610
Deferred revenue	81,960	117,774
Accounts payable and other accrued expenses	142,608	129,178
Net deferred income tax liability	401,393	408,748
Debt, net of unamortized costs	5,351,273	6,567,078
Total liabilities	6,117,670	7,228,741
Shareholders' equity:
Undesignated shares, $0.01 par value, 47,800,000 and 54,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	957,917	892,620
Accumulated earnings	381,558	767,038
Accumulated other comprehensive income (loss)	97,784	45,009
Total shareholders' equity	2,493,271	2,585,679
Total liabilities and shareholders' equity	8,610,941	9,814,420
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	1,055,000	880,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 210,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012